UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory L. Florio
Title:    Chief Compliance Officer
Phone:    (212) 381-0159


Signature, Place and Date of Signing:


/s/ Gregory L. Florio           New York, New York              May 15, 2008
-----------------------    --------------------------    -----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[NONE]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  121

Form 13F Information Table Value Total:  $750,856
                                       (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.  Form 13F File Number       Name

1.   028-10683                  Marathon Global Equity Master Fund, Ltd.

2.   028-11614                  Marathon Special Opportunity Master Fund, Ltd.

3.   028-12819                  Marathon Master Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE
                                                    Marathon Asset Management, LLC
                                                            March 31, 2008




COLUMN 1                     COLUMN  2          COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6         COL 7       COLUMN 8

                             TITLE                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT       OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS           CUSIP     (x1000)  PRN AMT  PRN CALL DISCRETION       MGRS   SOLE   SHARED    NONE
--------------               --------           -----     -------  -------  --- ---- ----------       ----   ----   ------    ----
ABBOTT LABS                  COM                002824100  5,350     97,002 SHS      Shared - Defined 1,2            97,002
ACTIVISION INC NEW           COM NEW            004930202  4,075    149,200 SHS      Shared - Defined 1,2           149,200
ALLIANCE DATA SYSTEMS CORP   COM                018581108  1,235     26,000     CALL Shared - Defined 1,2            26,000
ALLIANCE DATA SYSTEMS CORP   COM                018581108    238      5,000 SHS      Shared - Defined 1,2             5,000
ALLIED DEFENSE GROUP INC     COM                019118108    732    124,100 SHS      Shared - Defined  1            124,100
ALTRIA GROUP INC             COM                02209S103    555     25,000 SHS      Shared - Defined 1,2            25,000
AMERICAN AXLE & MFG HLDGS IN COM                024061103  3,075    150,000     CALL Shared - Defined  2            150,000
AMERICAN AXLE & MFG HLDGS IN COM                024061103  5,257    256,450 SHS      Shared - Defined  2            256,450
AMERICAN FINL RLTY TR        COM                02607P305    180     22,702 SHS      Shared - Defined 1,2            22,702
ANNALY CAP MGMT INC          COM                035710409    717     46,800 SHS            Sole              46,800
ANSOFT CORP                  COM                036384105  2,548     83,474 SHS      Shared - Defined 1,2            83,474
BANK OF AMERICA CORPORATION  COM                060505104  3,540     93,389 SHS      Shared - Defined  2             93,389
BARD C R INC                 COM                067383109  5,302     55,000 SHS      Shared - Defined 1,2            55,000
BEA SYS INC                  COM                073325102 18,121    946,246 SHS      Shared - Defined 1,2           946,246
BLADELOGIC INC               COM                09265M102  4,123    147,000 SHS      Shared - Defined 1,2           147,000
CAPITALSOURCE INC            COM                14055X102  2,142    100,000     CALL Shared - Defined  1            100,000
CAPITALSOURCE INC            DBCV 4.000% 7/1    14055XAE2 18,597 27,500,000 PRN      Shared - Defined  1         27,500,000
CELGENE CORP                 COM                151020104    781     12,750 SHS      Shared - Defined 1,2            12,750
CHARTER COMMUNICATIONS INC D CL A               16117M107    359    420,937 SHS      Shared - Defined  2            420,937
CHOICEPOINT INC              COM                170388102 10,710    225,000 SHS      Shared - Defined 1,2           225,000
CITIGROUP INC                COM                172967101  3,333    160,000     CALL Shared - Defined  3            160,000
CITIGROUP INC                COM                172967101  2,146    100,165 SHS      Shared - Defined  3            100,165
CITIGROUP INC                COM                172967101  4,166    200,000      PUT Shared - Defined  2            200,000
CLEAR CHANNEL COMMUNICATIONS COM                184502102  2,192     75,000     CALL Shared - Defined 1,2            75,000
COLLAGENEX PHARMACEUTICALS I COM                19419B100  6,043    364,688 SHS      Shared - Defined 1,2           364,688
COMCAST CORP NEW             CL A               20030N101 13,538    700,000     CALL Shared - Defined  2            700,000
COMCAST CORP NEW             CL A               20030N101 14,545    752,062 SHS      Shared - Defined  2            752,062
CONTINENTAL AIRLS INC        NOTE 5.000% 6/1    210795PJ3 22,807 19,452,000 PRN      Shared - Defined 1,2        19,452,000
CORNING INC                  COM                219350105  4,568    190,000 SHS      Shared - Defined 1,2           190,000
COTT CORP QUE                COM                22163N106  2,296    654,074 SHS      Shared - Defined  3            654,074
DANA HOLDING CORP            COM                235825205  1,834    183,400 SHS      Shared - Defined  2            183,400
DEVELOPERS DIVERSIFIED RLTY  NOTE 3.000% 3/1    251591AS2 15,278 18,000,000 PRN      Shared - Defined  1         18,000,000
DIEBOLD INC                  COM                253651103    879     23,400 SHS      Shared - Defined 1,2            23,400
E M C CORP MASS              NOTE 1.750%12/0    268648AM4 11,738 10,000,000 PRN      Shared - Defined  1         10,000,000
ELECTRONIC ARTS INC          COM                285512109  2,007     40,200 SHS      Shared - Defined 1,2            40,200
EMPRESA DIST Y COMERCIAL NOR SPON ADR           29244A102  2,380    121,300 SHS      Shared - Defined  3            121,300
EQUINIX INC                  COM NEW            29444U502  1,330     20,000 SHS      Shared - Defined 1,2            20,000
FLAGSTONE REINSURANCE HLDGS  SHS                G3529T105  8,470    700,000 SHS      Shared - Defined  1            700,000
FORD MTR CO DEL              NOTE 4.250%12/1    345370CF5 21,250 25,000,000 PRN      Shared - Defined  1         25,000,000
GENERAL MTRS CORP            DEB SR CV C 33     370442717  8,138    490,862 PRN      Shared - Defined  1            490,862
GOOGLE INC                   CL A               38259P508  4,405     10,000 SHS      Shared - Defined 1,2            10,000
GRANT PRIDECO INC            COM                38821G101  8,356    169,764 SHS      Shared - Defined 1,2           169,764
GREY GLOBAL GROUP INC        SDCV 5.000%10/1    39787MAB4 37,631 30,000,000 PRN      Shared - Defined  1         30,000,000
GRUPO FINANCIERO GALICIA S A SP ADR 10 SH B     399909100 22,408  3,384,856 SHS      Shared - Defined  3          3,384,856
GRUPO SIMEC S A B DE C V     ADRE               400491106    894     80,364 SHS      Shared - Defined  3             80,364
HAYES LEMMERZ INTL INC       COM NEW            420781304    781    280,000 SHS      Shared - Defined  2            280,000
HOLOGIC INC                  COM                436440101  9,915    178,330 SHS      Shared - Defined 1,2           178,330
INTERCONTINENTALEXCHANGE INC COM                45865V100  2,610     20,000 SHS      Shared - Defined 1,2            20,000
ION MEDIA NETWORKS INC       NOTE 11.000% 7/3   46205AAB9  1,924  6,634,323 PRN      Shared - Defined  2          6,634,323
IPCS INC                     COM NEW            44980Y305    679     29,069 SHS      Shared - Defined  2             29,069
ISHARES INC                  MSCI JAPAN         464286848    619     50,000 SHS      Shared - Defined  3             50,000
ISHARES TR                   MSCI EMERG MKT     464287234  2,688     20,000 SHS      Shared - Defined  1             20,000
ISHARES TR                   S&P GSTI SEMIC     464287523  2,478     50,000 SHS      Shared - Defined  2             50,000
JP MORGAN CHASE & CO         COM                46625H100  3,221     75,000 SHS      Shared - Defined  2             75,000
LEHMAN BROS HLDGS INC        COM                524908100  1,882     50,000      PUT Shared - Defined  1             50,000
LEVEL 3 COMMUNICATIONS INC   NOTE 3.500% 6/1    52729NBK5  9,625 14,000,000 PRN      Shared - Defined  1         14,000,000
LIBERTY GLOBAL INC           LIBERTY GLOBAL INC 530555101  2,873     84,306 SHS      Shared - Defined  2             84,306
LIBERTY MEDIA CORP NEW       DEB 0.750% 3/3     530718AF2 17,933 18,000,000 PRN      Shared - Defined  1         18,000,000
LSI CORPORATION              NOTE 4.000% 5/1    502161AJ1  9,575 10,000,000 PRN      Shared - Defined  1         10,000,000
MERCK & CO INC               COM                589331107  1,898     50,000     CALL Shared - Defined  1             50,000
MERCK & CO INC               COM                589331107  6,641    175,000 SHS      Shared - Defined  2            175,000
MERRILL LYNCH & CO INC       COM                590188108  4,074    100,000     CALL Shared - Defined  1            100,000
MERRILL LYNCH & CO INC       NOTE 3/1           590188W46  5,331  5,000,000 PRN      Shared - Defined  1          5,000,000
MERRILL LYNCH & CO INC       COM                590188108  2,037     50,000      PUT Shared - Defined  1             50,000
METROGAS INC                 SPON ADR B         591673207    147     37,800 SHS      Shared - Defined  3             37,800
MFA MTG INVTS INC            COM                55272X102     71     11,300 SHS            Sole              11,300
MGM MIRAGE                   COM                552953101  1,496     25,460 SHS      Shared - Defined 1,2            25,460
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0    595112AH6  9,125 12,500,000 PRN      Shared - Defined  1         12,500,000
MICRON TECHNOLOGY INC        COM                595112103  2,388    400,000      PUT Shared - Defined  1            400,000
MIDLAND CO                   COM                597486109  4,471     68,858 SHS      Shared - Defined 1,2            68,858
MILLICOM INTL CELLULAR S A   SHS NEW            L6388F110  4,728     50,000 SHS      Shared - Defined 1,2            50,000
MORGAN STANLEY               COM                617446448  4,570    100,000      PUT Shared - Defined  1            100,000
NABORS INDS INC              NOTE 0.940% 5/1    629568AP1 10,213 10,000,000 PRN      Shared - Defined  1         10,000,000
NAVTEQ CORP                  COM                63936L100 15,450    227,200 SHS      Shared - Defined 1,2           227,200
NII HLDGS INC                CL B NEW           62913F201  2,804     88,232 SHS      Shared - Defined  3             88,232
NOKIA CORP                   SPONSORED ADR      654902204  2,706     85,000 SHS      Shared - Defined 1,2            85,000
NORTHWEST AIRLS CORP         COM                667280408    899    100,000     CALL Shared - Defined  2            100,000
NOVA CHEMICALS CORP          COM                66977W109  3,810    159,750 SHS      Shared - Defined  2            159,750
NOVELL INC                   DBCV 0.500% 7/1    670006AC9 14,138 15,000,000 PRN      Shared - Defined  1         15,000,000
NRG ENERGY INC               COM NEW            629377508    554     14,200 SHS      Shared - Defined  1             14,200
NYMEX HOLDINGS INC           COM                62948N104  2,266     25,000 SHS      Shared - Defined 1,2            25,000
PIONEER NAT RES CO           NOTE 2.875% 1/1    723787AH0 15,348 14,000,000 PRN      Shared - Defined  1         14,000,000
PONIARD PHARMACEUTICALS INC  COM NEW            732449301    272     81,233 SHS      Shared - Defined  1             81,233
POWERSHARES QQQ TRUST        UNIT SER 1         73935A104  1,093     25,000      PUT Shared - Defined 1,2            25,000
PROLOGIS                     NOTE 1.875%11/1    743410AR3  8,562  9,500,000 PRN      Shared - Defined  1          9,500,000
QWEST COMMUNICATIONS INTL IN NOTE 3.500%11/1    749121BY4 25,500 25,000,000 PRN      Shared - Defined  1         25,000,000
R H DONNELLEY CORP           COM NEW            74955W307    693    136,960 SHS      Shared - Defined  2            136,960
RETAIL HOLDRS TR             DEP RCPT           76127U101  2,291     25,000      PUT Shared - Defined  1             25,000
RURAL CELLULAR CORP          CL A               781904107 15,755    356,202 SHS      Shared - Defined 1,2           356,202
SAKS INC                     COM                79377W108  1,973    158,200 SHS      Shared - Defined 1,2           158,200
SAKS INC                     COM                79377W108    374     30,000      PUT Shared - Defined 1,2            30,000
SELECT SECTOR SPDR TR        SBI INT-FINL       81369Y605  2,474     99,540 SHS      Shared - Defined 2,3            99,540
SIRIUS SATELLITE RADIO INC   COM                82966U103  1,144    400,000 SHS      Shared - Defined 1,2           400,000
SOLUTIA INC                  COM NEW            834376501  7,003    500,199 SHS      Shared - Defined  2            500,199
SPANSION INC                 COM CL A           84649R101  3,301  1,200,400      PUT Shared - Defined  1          1,200,400
SPDR TR                      UNIT SER 1         78462F103  3,576     27,100     CALL Shared - Defined  1             27,100
SPDR TR                      UNIT SER 1         78462F103  3,576     27,100      PUT Shared - Defined  1             27,100
SPRINT NEXTEL CORP           COM SER 1          852061100  1,004    150,000 SHS      Shared - Defined  2            150,000
SRA INTL INC CL A            COM                78464R105  3,885    159,802 SHS      Shared - Defined 1,2           159,802
ST JUDE MED INC              COM                790849103  1,512     35,000 SHS      Shared - Defined  2             35,000
ST JUDE MED INC              DBCV 1.220%12/1    790849AD5 20,972 20,675,000 PRN      Shared - Defined  1         20,675,000
STANLEY INC                  COM                854532108  1,829     62,074 SHS      Shared - Defined 1,2            62,074
SUNTRUST BKS INC             COM                867914103  8,271    150,000      PUT Shared - Defined  1            150,000
SYBASE INC                   NOTE 1.750% 2/2    871130AB6  6,449  5,500,000 PRN      Shared - Defined  1          5,500,000
TAKE-TWO INTERACTIVE SOFTWAR COM                874054109  4,019    157,500 SHS      Shared - Defined 1,2           157,500
TARGET CORP                  COM                87612E106  2,534     50,000     CALL Shared - Defined  1             50,000
TOLL BROTHERS INC            COM                889478103    470     20,000 SHS      Shared - Defined  2             20,000
TRANE INC                    COM                892893108  5,141    112,000 SHS      Shared - Defined 1,2           112,000
TRANSOCEAN SEDCO FOREX INC   NOTE 1.500%12/1    893830AV1 32,713 30,000,000 PRN      Shared - Defined  1         30,000,000
TRIARC COS INC               CL A               895927101    267     42,450 SHS      Shared - Defined  1             42,450
TRW AUTOMOTIVE HLDGS CORP    COM                87264S106  3,302    141,300 SHS      Shared - Defined  2            141,300
UAL CORP                     DBCV 5.000% 2/0    902549AE4  8,873 10,500,000 PRN      Shared - Defined  1         10,500,000
UAP HLDG CORP                COM                903441103 16,219    423,036 SHS      Shared - Defined 1,2           423,036
UNITED AUTO GROUP INC        NOTE 3.500% 4/0    909440AH2 26,188 25,000,000 PRN      Shared - Defined  1         25,000,000
VAN KAMPEN SENIOR INCOME TR  COM                920961109  4,904    831,181 SHS      Shared - Defined  2            831,181
VIRGIN MEDIA INC             COM                92769L101  1,370     97,387 SHS      Shared - Defined  2             97,387
VORNADO RLTY TR              DBCV 2.850% 4/0    929042AC3 19,153 22,500,000 PRN      Shared - Defined  1         22,500,000
WASHINGTON MUT INC           COM                939322103    515     50,000      PUT Shared - Defined  1             50,000
WIDEPOINT CORP               COM                967590100    212    168,230 SHS      Shared - Defined  2            168,230
YAHOO INC                    COM                984332106  5,788    200,076 SHS      Shared - Defined 1,2           200,076
ZIMMER HLDGS INC             COM                98956P102  5,450     70,000 SHS      Shared - Defined 1,2            70,000




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